SHARE CAPITAL - Loss per share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Calculation of diluted income loss per share
Loss from continuing operations	[1]	$ (73.5)	$ (1,085.6)
Net loss		$ (73.5)	$ (1,239.7)
Basic weighted average number of shares outstanding		611,100,000	578,700,000
Stock options		0	0
Diluted weighted average number of shares outstanding		611,100,000	578,700,000
Loss from continuing operations per share: Basic		$ (0.12)	$ (1.88)
Diluted earnings (loss) per share		(0.12)	(2.14)
Loss from continuing operations per share: Diluted		(0.12)	(1.88)
Basic earnings (loss) per share		$ (0.12)	$ (2.14)

[1]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.